FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Balance, beginning of year	$ 19,598
Balance, end of year	27,179	$ 19,598
Financial Liabilities
Balance, beginning of year	102,284
Balance, end of year	147,180	102,284
Level 3
Financial Assets
Balance, beginning of year	869
Balance, end of year	795	869
Financial Liabilities
Balance, beginning of year	2,263
Balance, end of year	2,299	2,263
At fair value | Level 3
Financial Assets
Balance, beginning of year	869	1,739
Fair value changes in net income	(113)	(313)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets	(2)	5
Additions, net of disposals	41	(562)
Balance, end of year	795	869
Financial Liabilities
Balance, beginning of year	2,263	1,449
Fair value changes in net income	(89)	(2)
Fair value changes in other comprehensive income	(48)	67
Additions, net of disposals	173	749
Balance, end of year	$ 2,299	$ 2,263